Commitments and Contingencies	12 Months Ended
Dec. 26, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Leases
We have entered into various operating lease agreements, primarily covering certain of our offices throughout the world, with original lease periods expiring between 2015 and 2025. Facilities rent expense under these operating leases was $5.2 million and $3.7 million for the years ended December 26, 2015 and December 27, 2014, respectively. We are responsible for paying our share of the actual operating expenses and real estate taxes under certain of these lease agreements.
Certain of these arrangements have renewal or expansion options, as well as adjustments for market provisions, such as free or escalating base monthly rental payments. We recognize rent expense under such arrangements on a straight-line basis over the initial term of the lease. The difference between the straight-line expense and the cash paid for rent has been recorded as deferred rent in the consolidated balance sheets.
At December 26, 2015, minimum future lease commitments under all non-cancelable operating leases (including rent escalation clauses) were as follows (in millions):

	Payments Due by Period
	Total	Less than 1 Year	1-3 Years	4-5 Years	Thereafter
Operating lease obligations	$43.1	$4.3	$9.0	$9.8	$20.0

In July 2014, we entered into a lease agreement pursuant to which we agreed to lease office space to be used for our new headquarters (the “Prime Lease”). The Prime Lease is initially for 36,174 square feet of office space, comprising of the entire sixth floor of the building located at 77 Fourth Avenue, Waltham, Massachusetts, or the Building. The leased premises under the Prime Lease will increase by an additional 36,395 square feet, comprising of the entire fourth floor of the Building, on March 1, 2019 and by an additional 36,174 square feet, comprising of the entire fifth floor of the Building, on April 1, 2019. The term of the Prime Lease commences on August 4, 2014 and expires 120 months from the date base rent payments first become due, which date is the earlier of January 1, 2015 and the date we commence operations in the space. We recorded deferred rent on the consolidated balance sheet. We recognize rent expense on a straight-line basis over the expected lease term. The total cash obligation for the base rent over the term of the Prime Lease will be $34.5 million, and is included in the table above.
Also in July 2014, we entered into two sublease agreements pursuant to which we agreed to lease the entire fourth and fifth floors of the Building. The term of the fourth floor sublease commenced on December 22, 2014 and expires on February 15, 2019, after which the space will be leased by us pursuant to the Prime Lease. The total cash obligation for the base rent over the term of this sublease will be $4.3 million, and is included in the table above. The term of the fifth floor sublease commence on January 1, 2015 and expires on March 30, 2019, after which the space will be leased by us pursuant to the Prime Lease. The lease commencement date for accounting purposes was determined to be August 4, 2014, which represents the date we received access to the fourth and fifth floors. The total cash obligation for the base rent over the term of this sublease will be $4.1 million, and is included in the table above. We have the right to extend the term of the lease agreement for one 10-year period.
We received $2.3 million as tenant improvements allowance under the terms of our new operating lease, which we recorded as deferred rent are amortizing on a straight-line basis over the term of the lease as an offset to rent expense.
In connection with the Prime Leases, we paid $2.8 million in security deposits recorded within other non-current assets on our consolidated balance sheet as of December 26, 2015.
In connection with the execution of the Prime Lease, we entered into an amendment to our lease agreement for our current headquarters pursuant to which that agreement will terminate without penalty on the earlier of (i) ten days after the date we commenced operations under the Prime Lease and (ii) December 31, 2014.
We recognized total rent expense related to the current and new headquarters of approximately $4.2 million, $2.7 million and $1.6 million for the years ended December 26, 2015, December 27, 2014 and December 28, 2013, respectively.
Legal matters
From time to time, we have or may become party to litigation incident to the ordinary course of business. We assess the likelihood of any adverse judgments or outcomes with respect to these matters and determine loss contingency assessments on a gross basis after assessing the probability of incurrence of a loss and whether a loss is reasonably estimable. In addition, we consider other relevant factors that could impact our ability to reasonably estimate a loss. A determination of the amount of reserves required, if any, for these contingencies is made after analyzing each matter. Our reserve may change in the future due to new developments or changes in strategy in handling these matters. Although the results of litigation and claims cannot be predicted with certainty, we currently believe that the final outcome of all pending matters will not have a material adverse effect on our business, consolidated financial position, results of operations, or cash flows. Regardless of the outcome, litigation can adversely impact us due to defense and settlement costs, diversion of management resources, and other factors.